Note 3 - Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restricted Assets Disclosure [Text Block]
NOTE 3 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our subsidiary banks are required to maintain average reserve balances in the form of cash and non-interest bearing balances due from the Federal Reserve Bank. The average reserve balances required to be maintained during 2011 and 2010 were $14,561,000 and $9,471,000, respectively. These balances earned interest at a rate of 0.25% during both 2011 and 2010.